other income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
other income
Government assistance	$ 13	$ 6
Other sublet revenue	5	5
Investment income (loss), gain (loss) on disposal of assets and other	19	27
Interest income	6	4
Changes in provisions related to business combinations	68	78
Total	111	120
Quebec employment positions tax credit	$ 3	$ 5